General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses	Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2021	2020	2019
Short term employee benefits (salaries)	$10,841	$18,099	$16,776
Share based compensation (see Note 14)	22,931	28,506	27,421
	$33,772	$46,605	$44,197